Schedule of investments
Delaware Healthcare Fund	June 30, 2021 (Unaudited)
	Number of shares	Value (US $)
Common Stock — 99.50%♦
Biotechnology — 33.04%
ACADIA Pharmaceuticals †	160,000	$3,902,400
Alder Biopharmaceuticals =, †	75,000	66,000
Alexion Pharmaceuticals †	20,000	3,674,200
Alkermes †	423,142	10,375,442
Allogene Therapeutics †	146,779	3,827,996
Alnylam Pharmaceuticals †	41,000	6,950,320
Amarin ADR †	190,000	832,200
AnaptysBio †	93,732	2,430,471
Arcus Biosciences †	461,200	12,664,552
Arena Pharmaceuticals †	525,000	35,805,000
Athenex †	70,000	323,400
BioMarin Pharmaceutical †	124,000	10,346,560
Cellectis ADR †	226,875	3,509,756
Clovis Oncology †	250,200	1,451,160
Coherus Biosciences †	430,000	5,946,900
Dynavax Technologies †	760,000	7,486,000
Epizyme †	203,200	1,688,592
Exact Sciences †	96,353	11,977,641
Forma Therapeutics Holdings †	92,786	2,309,444
Fortress Biotech †	100,000	357,000
Galmed Pharmaceuticals †	306,010	930,270
Incyte †	80,000	6,730,400
Intellia Therapeutics †	20,000	3,238,200
Intercept Pharmaceuticals †	27,000	539,190
Karyopharm Therapeutics †	380,000	3,921,600
Landos Biopharma †	147,182	1,699,952
MacroGenics †	420,000	11,281,200
Madrigal Pharmaceuticals †	28,500	2,776,185
MEI Pharma †	600,000	1,710,000
Mersana Therapeutics †	150,000	2,037,000
Mirati Therapeutics †	60,000	9,691,800
MorphoSys †	300,000	23,271,529
Mustang Bio †	120,000	398,400
Myriad Genetics †	135,000	4,128,300
Nektar Therapeutics †	256,385	4,399,567
Neurocrine Biosciences †	110,000	10,705,200
NextCure †	150,000	1,204,500
ProQR Therapeutics †	620,000	4,178,800
Provention Bio †	70,000	590,100
Puma Biotechnology †	61,255	562,321
Regeneron Pharmaceuticals †	90,000	50,268,600
REGENXBIO †	149,000	5,788,650
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Schedule of investments
Delaware Healthcare Fund (Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Biotechnology (continued)
Rigel Pharmaceuticals †	1,600,000	$6,944,000
Rocket Pharmaceuticals †	58,000	2,568,820
Sangamo Therapeutics †	400,000	4,788,000
Sarepta Therapeutics †	13,000	1,010,620
Seagen †	80,000	12,630,400
Sio Gene Therapies †	64,171	175,187
Surface Oncology †	350,000	2,611,000
Syndax Pharmaceuticals †	180,000	3,090,600
Theravance Biopharma †	208,783	3,031,529
Translate Bio †	456,300	12,566,502
Ultragenyx Pharmaceutical †	70,000	6,674,500
uniQure †	706,166	21,749,913
United Therapeutics †	80,000	14,352,800
Vascular Biogenics †	200,000	478,000
Vertex Pharmaceuticals †	25,000	5,040,750
Viking Therapeutics †	330,100	1,977,299
Voyager Therapeutics †	5,700	23,541
WaVe Life Sciences †	81,955	545,820
Xencor †	129,191	4,455,798
XOMA †	3,466	117,844
Yumanity Therapeutics =, †	750,000	0
Yumanity Therapeutics †	37,500	436,875
		381,246,596
Blue Chip Medical Products — 41.31%
AbbVie	226,559	25,519,606
Amgen	246,964	60,197,475
AstraZeneca	110,000	13,212,313
Biogen †	45,000	15,582,150
Boston Scientific †	380,000	16,248,800
Bristol-Myers Squibb	180,000	12,027,600
Chugai Pharmaceutical	700,000	27,736,622
Eli Lilly & Co.	170,000	39,018,400
Gilead Sciences	195,000	13,427,700
GlaxoSmithKline	305,220	5,992,860
GlaxoSmithKline ADR	309,300	12,316,326
Johnson & Johnson	100,000	16,474,000
Merck & Co.	295,000	22,942,150
Organon & Co. †	29,500	892,670
Pfizer	604,600	23,676,136
Roche Holding	180,000	67,807,620
Sanofi	200,000	20,954,574
Sanofi ADR	1,100,000	57,926,000
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(Unaudited)
	Number of shares	Value (US $)
Common Stock♦ (continued)
Blue Chip Medical Products (continued)
Stryker	15,000	$3,895,950
UCB	76,000	7,944,715
Zimmer Biomet Holdings	80,000	12,865,600
		476,659,267
Healthcare Services — 8.96%
Anthem	87,500	33,407,500
Change Healthcare †	25,532	588,257
CVS Health	180,000	15,019,200
Quest Diagnostics	48,000	6,334,560
UnitedHealth Group	120,000	48,052,800
		103,402,317
Other — 7.61%
Cia de Minas Buenaventura ADR †	66,353	600,495
Compugen †	690,000	5,713,200
Fannie Mae †	1,300,000	2,028,000
Federal Home Loan Mortgage †	1,050,000	1,512,000
Micron Technology †	509,900	43,331,302
SK Telecom ADR	868,375	27,275,659
Sohu.com ADR †	390,722	7,267,429
		87,728,085
Small- / Mid-Cap Medical Products — 8.58%
Aerie Pharmaceuticals †	5,100	81,651
Halozyme Therapeutics †	230,000	10,444,300
Illumina †	80,000	37,856,800
InnoCare Pharma 144A #, †	17,000	62,511
Inspire Medical Systems †	30,000	5,797,800
Intra-Cellular Therapies †	450,000	18,369,000
Perrigo	210,000	9,628,500
Viatris	1,170,018	16,719,557
		98,960,119
Total Common Stock (cost $806,143,678)		1,147,996,384

Rights — 0.00%
Ambit Bioscience =, †	76,500	0
Total Rights (cost $0)		0

NQ-573 [6/21] 8/21 (1751125)    3

Schedule of investments
Delaware Healthcare Fund (Unaudited)
	Number of shares	Value (US $)

Short-Term Investments — 0.38%
Money Market Mutual Funds — 0.38%
BlackRock FedFund – Institutional Shares (seven-day effective yield 0.03%)	1,107,317	$1,107,317
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 0.01%)	1,107,317	1,107,317
GS Financial Square Government Fund – Institutional Shares (seven-day effective yield 0.02%)	1,107,316	1,107,316
Morgan Stanley Government Portfolio – Institutional Share Class (seven-day effective yield 0.00%)	1,107,316	1,107,316
Total Short-Term Investments (cost $4,429,266)		4,429,266
Total Value of Securities—99.88% (cost $810,572,944)		1,152,425,650

Receivables and Other Assets Net of Liabilities—0.12%		1,390,865
Net Assets Applicable to 39,582,356 Shares Outstanding—100.00%		$1,153,816,515
♦	Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2021, the aggregate value of Rule 144A securities was $62,511, which represents 0.01% of the Fund's net assets.
Summary of abbreviations:
ADR – American Depositary Receipt
GS – Goldman Sachs
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